FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report as of the end of semiannual period:   /  /    (a)
                           or fiscal year: 12/31/97  (b)

Is this a transition report? (Y or N): N

Is this an amendment to a previous filing? (Y or N): N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A)  Registrant Name:   JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

  B)  File Number:       811-07711

  C)  Telephone Number:  (617) 572-9019


  C)  Telephone Number:  (617) 572-9019

                  John Hancock's Place, C-7, P.O. Box 111
  D)  Address: (i)____________________________________________________________
                               Number and P.O. Box if any

                Boston                MA                 02117
          _____________________    ____________      ______________
              (ii) City            (iii) State        (iv) Zip Code


2. SUMMARY OF THIS FILING:

[Place an "X" next to each item being answered in qhole or in part in this filing]


  1 X     23        45        67        89        111 X
  2 X     24        46        68        90        112
  3 X     25        47        69        91        113
  4 X     26        48        70        92        114 X
  5 X     27        49        71        93        115 X
  6 X     28        50        72        94        116 X
  7       29        51        73        95        117 X
  8       30        52        74        96        118 X
  9       31        53        75        97        119 X
 10       32        54        76        98        120 X
 11       33        55        77        99        121 X
 12       34        56        78        100       122 X
 13       35        57        79        101       123 X
 14       36        58        80        102       124 X
 15       37        59        81        103       125 X
 16       38        60        82        104       126 X
 17       39        61        83        105       127 X
 18       40        62        84        106       128 X
 19       41        63        85        107       129
 20       42        64        86        108       130
 21       43        65        87        109       131 X
 22       44        66        88        110       132 X


3. Is this the first filing on this form by the Registrant?(Y or N)   Y

4. Is this the last filing on this form by the Registrant?(Y or N)    N

5. Is Registrant a small business investment company (SBIC)?(Y or N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?(Y or N)               Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]

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                                                    |If filing more than one |
                                                    |  Page 34, "X" box: [ ] |
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For period ending 12/31/97
File number 811-07711


UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: John Hancock Mutual Life Insurance Company

     B. [/] File Number (If any): 801-8352

     C: [/] City: Boston            State:  MA   Zip Code: 02117  Zip Ext.:

        [/] Foreign Country:                  Foreign Postal Code:




112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C: [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                  Foreign Postal Code:



113. A. [/] Trustee Name:

     B. [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:


114. A. [/] Principal Underwriter Name: John Hancock Mutual Life Insurance
                                        Company

     B: [/] File Number: 8-15661

     C: [/] City: Boston            State:  MA   Zip Code: 02117  Zip Ext.:

        [/] Foreign County:                  Foreign Postal Code:


115. A. [/] Independent Public Accountant Name: Ernst & Young, LLP

     C: [/] City: Boston            State:  MA   Zip Code: 02117  Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:


116. Family of investment companies information:

     A. [/] Is   Registrant   part  of  a  family  of  investment ----------  N
            companies?(Y/N)

     B. [/] Identify the family in 10 letters J H V A A H 0 0 0 1
                                              - - - - - - - - - -
            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

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                                                    |If filing more than one |
                                                    |  Page 35, "X" box: [ ] |
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For period ending 12/31/97
File number 811-07711


117. A. [/] Is Registrant a separate account of an insurance company?(Y/N)--- Y

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts?(Y/N) -------------------------------- Y

     C. [/] Scheduled premium variable life contracts?(Y/N) ----------------- N

     D. [/] Flexible premium variable life contracts?(Y/N) ------------------ N

     E. [/] Other types of insurance products registered under the Securities Act of 1933?(Y/N) --------------------------------------------------- N

118. [/]  State the number of series existing at the end of the period that had securities  registered  under the Securities Act of
          1933 ------------------------------------------------------------  1

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period -----------------------------------------------  0

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted) ----------------------------------------------- $ 0

121. [/]  State the  number of series  for which a current  prospectus
          was     in     existence     at     the     end    of    the
          period ----------------------------------------------------------  1

122. [/]  State the number of  existing  series  for which  additional units  were  registered  under  the  Securities  Act of 1933 during the current period. --------------------------------------  0

123. [/]  State the total value of the additional  units considered in
          answering item 122($000's omitted) ------------------------- $     0

124. [/]  State the  total  value of units of prior  series  that were placed in the  portfolios  of  subsequent  series during the current  period  (the value of these units is to be measured on the date  they  were  placed  in the  subsequent  series)
          ($000's omitted) ------------------------------------------- $     0

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                                                    |If filing more than one |
                                                    |  Page 36, "X" box: [ ] |
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For period ending 12/31/97
File number 811-07451


125. [/] State the total dollar amount of sales loads collected (before reallowances to brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series
          of Registrant ($000's omitted) ----------------------------- $    0

126.      Of the  amount  shown in item 125,  state  the total  dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any,  collected on units of a prior series  placed in the
          portfolio of a subsequent series.)($000's omitted) --------- $    0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                               Number         Total Assets       Total Income
                                             of Series          ($000's          Distributions
                                             Investing          omitted)       ($000's omitted)
                                             ---------        ------------     ----------------
A. U.S. Treasury direct issue____________    _________        $___________        $___________

B. U.S. Government agency________________    _________        $___________        $___________

C. State and municipal tax-free__________    _________        $___________        $___________

D. Public utility debt___________________    _________        $___________        $___________

E. Brokers or dealer debt or debt
   of brokers' or dealers' parent________    _________        $___________        $___________

F. All other corporate intermed. &
   long-term debt________________________    _________        $___________        $___________

G. All other corporate short-term
   debt__________________________________    _________        $___________        $___________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers_______________________________    _________        $___________        $___________

I. Investment company equity
   securities____________________________    _________        $___________        $___________

                                                 1                  27                  408
J. All other equity securities___________    _________        $___________        $___________

K. Other securities______________________    _________        $___________        $___________


L. Total assets of all series of                                    27
   registrant____________________________    _________        $___________        $___________


128. [/]  Is the timely  payment of  principal  and interest on any of the portfolio  securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
          entity other than the issuer?(Y/N) -------------------------    N

          [If answer is "N" (No), go to item 131.]

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For period ending 12/31/97
File number 811-07711



129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N) ------------

          [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) --------


131.      Total expenses  incurred by all series of Registrant  during
          the current reporting period ($000's) ----------------------  $    86

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

               07711
          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

                                  SIGNATURES

      This Report is signed on behalf of the registrant (or depositor or trustee) in the City of Boston and the State of Massachusetts on this the 27th day of February, 1998.



                             JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                             (Name of Registrant, Depositor or Trustee)

                             By: /s/SANDRA M. DADALT
                             ------------------------------
                             Sandra M. DaDalt
                             Assistant Secretary


Witness: /s/RAYMOND F. SKIBA
         -------------------------
         Raymond F. Skiba
         Director